Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Lease
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	¥ 86,435	¥ 81,495	¥ 341,348